Finance Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Finance Lease Obligations [Abstract]
Disclosure of finance lease and operating lease by lessee [text block]

	December 31, 2017	December 31, 2016
Lease obligations(1)	$7,559	$7,101

	December 31, 2017	December 31, 2016
Maturity analysis of finance leases:
Current	$5,734	$3,559
Non-Current	1,825	3,542
	$7,559	$7,101

(1)
Represents equipment lease obligations at several of the Company’s subsidiaries. A reconciliation of the total future minimum lease payments at December 31, 2017 and December 31, 2016 to their present value is presented in the table below.

	December 31, 2017	December 31, 2016
Less than a year	$5,879	$3,720
2 years	1,845	3,242
3 years	—	359
4 years	—	—
5 years	—	—
	7,724	7,321
Less future finance charges	(165)	(220)
Present value of minimum lease payments	$7,559	$7,101